UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 745 Fifth Avenue
         New York, New York  10151

13F File Number:  028-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9520

Signature, Place, and Date of Signing:

 /s/ Steven Heler     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $119,757 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEAM INC                       COM              073730103    29695   579638 SH       SOLE                   579638
GENIE ENERGY LTD               CL B             372284208      625    78800 SH       SOLE                    78800
GLOBAL EAGLE ACQUISITION COR   COM              37951D102    10090  1000000 SH       SOLE                  1000000
IVANHOE MINES LTD              COM              46579N103     5405   305000 SH       SOLE                   305000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     4777    92900 SH       SOLE                    92900
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     3004   121600 SH       SOLE                   121600
NEWMONT MINING CORP            COM              651639106    23704   395000 SH       SOLE                   395000
NOVAGOLD RES INC               COM NEW          66987E206     3325   392093 SH       SOLE                   392093
OCEAN RIG UDW INC              SHS              Y64354205     4795   393000 SH       SOLE                   393000
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    10237  1370300 SH       SOLE                  1370300
RALCORP HLDGS INC NEW          COM              751028101    11115   130000 SH       SOLE                   130000
SOTHEBYS                       COM              835898107    12985   455139 SH       SOLE                   455139